Acquisitions (Details) - Acquisition Purchase Price Breakdown - USD ($) $ in Thousands					12 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Aug. 29, 2014	May. 08, 2014	Dec. 31, 2014
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration in purchase agreement					$ 7,138
Adjustments on closing date					51
Cash consideration, as adjusted					7,189
Deferred consideration in purchase agreement					1,500
Adjustments for working capital					(216)
Valuation adjustments to promissory notes					13
Deferred consideration, as adjusted					1,297
Total Purchase Price					8,486
CorrectMed [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration in purchase agreement					2,180
Adjustments on closing date					4
Cash consideration, as adjusted					2,184
Deferred consideration in purchase agreement					500
Adjustments for working capital					(46)
Valuation adjustments to promissory notes					11
Deferred consideration, as adjusted					465
Total Purchase Price				$ 2,649	2,649
Bay Walk-In Clinic Inc [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration in purchase agreement					1,500
Adjustments on closing date					0
Cash consideration, as adjusted					1,500
Deferred consideration in purchase agreement					700
Adjustments for working capital					(170)
Valuation adjustments to promissory notes					(6)
Deferred consideration, as adjusted					524
Total Purchase Price			$ 2,024		2,024
Mid-South Urgent Care Inc [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration in purchase agreement					1,350
Adjustments on closing date					34
Cash consideration, as adjusted					1,384
Deferred consideration in purchase agreement					150
Adjustments for working capital					15
Valuation adjustments to promissory notes					5
Deferred consideration, as adjusted					170
Total Purchase Price					1,554
Med Help [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration in purchase agreement					780
Adjustments on closing date					13
Cash consideration, as adjusted					793
Deferred consideration in purchase agreement					100
Adjustments for working capital					(15)
Valuation adjustments to promissory notes					2
Deferred consideration, as adjusted					87
Total Purchase Price		$ 880			880
Stat Medical Care [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Cash consideration in purchase agreement					1,328
Adjustments on closing date					0
Cash consideration, as adjusted					1,328
Deferred consideration in purchase agreement					50
Adjustments for working capital					0
Valuation adjustments to promissory notes					1
Deferred consideration, as adjusted					51
Total Purchase Price	$ 1,379				$ 1,379